Revenues	12 Months Ended
Dec. 31, 2021
Revenue Recognition and Deferred Revenue [Abstract]
Revenues
5.	REVENUES
The following table presents the Group’s revenues from contracts with customers disaggregated by material revenue category:

	For the year ended December 31
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Public cloud services recognized over time	3,458,843	5,166,851	6,159,085	966,495

Enterprise cloud services:
Recognized at a point in time	485,991	1,368,544	2,159,869	338,931
Recognized over time	317	4,145	737,948	115,800

	486,308	1,372,689	2,897,817	454,731

Others:
Recognized at a point in time	11,202	36,611	1,208	190
Recognized over time	—	1,156	2,674	419

	11,202	37,767	3,882	609

	3,956,353	6,577,307	9,060,784	1,421,835

The transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at December 31, 2021 are primarily related to enterprise cloud services, which are as follows:

	RMB	US$
Within one year	27,852	4,371
More than one year	23,505	3,688

Total	51,357	8,059

Contract balances
Contract liabilities relate to contracts where the Group received payments but has not yet satisfied the related performance obligations. The advance consideration received from customers for the services is a contract liability until services are provided to the customer.

	For the year ended December 31
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Revenue recognized from amounts included in contract liabilities at the beginning of the period	22,782	37,550	112,221	17,610